Lease prepayments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments		₨ 1,322,748	$ 19,123	₨ 1,344,845
Land and buildings [member]
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments	[1]	₨ 1,322,748		₨ 1,344,845

[1]	Includes ₹ 1,317,696 (March 2018:₹ 1,321,247) paid for acquiring leasehold rights of land for construction of Data Centers.